Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001870404
Document Type	POS AM
Entity Registrant Name	CERO THERAPEUTICS HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On November 27, 2024, we filed a registration statement on Form S-1 (File No. 333-283492) (the “Registration Statement”) which registered for resale up to 2,100,000 shares of our common stock, par value $0.0001 per share (“Common Stock”) held by the selling securityholder named therein. The Registration Statement was declared effective by the SEC on December 5, 2024. This post-effective amendment is being filed to include certain information, including information from our Annual Report on Form 10-K for the year ended December 31, 2024 that was filed on April 15, 2025 (the “Annual Report”). No additional securities are being registered under this post-effective amendment and all applicable registration and filing fees were paid at the time of the original filing of the Registration Statement.All share information in this Post-Effective Amendment No. 1 reflects the 1-for-100 reverse stock split of our Common Stock effected at 12:01 a.m. Eastern time on January 8, 2025.
Amendment Flag	true